Segment Information - Geographic (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	$ 4,997		$ 5,282		$ 4,478
Machinery and Equipment, Gross	15,145	[1]	17,193	[1]
NORWAY
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	1,071		1,198		815
Machinery and Equipment, Gross	2,252	[1]	2,298	[1]
BRAZIL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	991		825		629
Machinery and Equipment, Gross	2,798	[1]	2,881	[1]
ANGOLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	707		734		358
Machinery and Equipment, Gross	1,852	[1]	2,090	[1]
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Machinery and Equipment, Gross	1,382	[1]	2,718	[1]
OTHER
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	2,228	[2]	2,525	[2]	2,676	[2]
Machinery and Equipment, Gross	$ 6,861	[1],[3]	$ 7,206	[1],[3]

[1]	The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
[2]	Other countries represents countries in which we operate that individually had revenues representing less than 10 percent of total revenues earned for any of the periods presented.
[3]	Other countries represents countries in which we operate that individually had fixed assets representing less than 10 percent of total fixed assets for any of the periods presented.